Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets at fair value through profit or loss	$ 267,524
Financial liabilities at fair value through profit or loss	255,481
Financial assets held for trading		$ 315,570
Financial liabilities held for trading		239,725
Trading derivative liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	153,727
Financial liabilities held for trading		171,282
Trading derivative liabilities | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss	71,578
Financial liabilities held for trading		61,027
Trading derivative liabilities | Currency risk - Foreign exchange risk
Financial instruments
Financial liabilities at fair value through profit or loss	80,986
Financial liabilities held for trading		109,813
Trading derivative liabilities | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss	1,163
Financial liabilities held for trading		442
Trading derivative assets
Financial instruments
Financial assets at fair value through profit or loss	154,953
Financial assets held for trading		165,261
Trading derivative assets | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss	71,269
Financial assets held for trading		58,895
Trading derivative assets | Currency risk - Foreign exchange risk
Financial instruments
Financial assets at fair value through profit or loss	82,619
Financial assets held for trading		105,424
Trading derivative assets | Price risk
Financial instruments
Financial assets at fair value through profit or loss	$ 1,065
Financial assets held for trading		$ 942